ACQUISITION OF KANAB CORP (Details Narrative) - $ / shares	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Stock Issued During Period, Shares, Acquisitions	300,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions	300,000
Business Acquisition, Share Price		$ 0.009
Kanab Corp [Member]
Equity Method Investment, Ownership Percentage	100.00%